Parent Company Statements - Narrative (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes	$ 4,130	$ 5,810	$ 2,540
Undistributed earnings, restricted from transfer as dividends	$ 199,400	$ 196,500